Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral
The following table lists assets of the Company pledged as collateral:

	Carrying Amount
	As of December 31,
Items	2024	2025	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$1,009,000	$1,013,289	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	237,051	248,061	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	18,647	18,647	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	64,950	25,589	National Property Administration, Ministry of Finance	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	8,118	—	Bureau of Land Administration, Tainan City Government	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	38,073	39,533	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	490,950	219,450	CTBC Bank Singapore Branch	Collateral for letter of credit
Buildings	4,377,176	69,303	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	4,057,201	501,090	Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	269,152	—	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$10,570,318	$2,134,962